                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                  FORM 13F

        INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
   TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

     Report for the Calendar Year or Quarter Ended: September 30, 1999

               (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)

If amended report, check here: / /

                    White Mountains Insurance Group, Inc.
         (formerly known as Fund American Enterprises Holdings, Inc.)
-------------------------------------------------------------------------------
Name of Institutional Investment Manager

   80 South Main Street             Hanover           NH            03755-2053
-------------------------------------------------------------------------------
Business Address       (Street)     (City)          (State)           (Zip)

Michael S. Paquette  (603) 640-2205   Senior Vice President and Controller
-------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                  ATTENTION
            INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                         FEDERAL CRIMINAL VIOLATIONS.
                  SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

    The institutional investment manager submitting this Form and its attachments are the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

    Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Hanover and State of New Hampshire on the 11th day of November, 1999.

                                      White Mountains Insurance Group, Inc.
                                    ------------------------------------------
                                    (Name of Institutional Investment Manager)


                                    ------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                      13F File No.         Name:                                           13F File No.
----------------------------------------   ------------------   ---------------------------------------------   ------------------
1. Folksamerica Holding Company, Inc.                           5. (see attached report for security listings)
----------------------------------------   ------------------   ---------------------------------------------   ------------------
2. White Mountains Properties, Inc.                             6.
----------------------------------------   ------------------   ---------------------------------------------   ------------------
3. White Mountains Services Corp.                               7.
----------------------------------------   ------------------   ---------------------------------------------   ------------------
4.                                                              8.
----------------------------------------   ------------------   ---------------------------------------------   ------------------

                      WHITE MOUNTAINS INSURANCE GROUP, INC.

                         FORM 13F for September 30, 1999

                                                                                                  Investment Discretion
                                                 Title        CUSIP     Fair Market   Number of   ---------------------
           Name of Issuer                      of class       Number       Value        Shares    Sole   Shared   Other   Managers*
------------------------------------------  --------------   ---------  -----------   ---------   ----   ------   -----   --------
ACE Limited                                      ORD         G0070K103    3,234,537     190,969           x                   3
AGL Resources, Inc.                              COM         001204106      731,250      45,000           x                   2
AMBAC Financial Group, Inc.                      COM         023199108      367,156       7,750           x**                 1
America Online, Inc.                             COM         02364J104    8,325,000      80,000           x**                 1
America Online, Inc.                             COM         02364J104      728,438       7,000           x                   2
American International Group, Inc.               COM         026674107    1,630,078      18,750           x**                 1
Archstone Communities                       PFD SER A CV     039581202       26,825       1,000           x                   2
BISYS Group, Inc.                                COM         055472104      933,434      19,900           x**                 1
BRE Properties, Inc.                             CL A        05564E106      574,500      24,000           x                   2
Berkshire Hathaway Inc.                          CL A        084670106    5,500,000         100           x                   2
Berkshire Hathaway Inc.                          CL B        084670207      467,712         252           x**                 1
(H & R) Block, Inc.                              COM         089671105      938,250      21,600           x**                 1
Bristol Meyers Squibb Co.                        COM         110122108    6,075,000      90,000           x**                 1
Cisco Systems, Inc.                              COM         17275R102      342,613       5,000           x**                 1
Citigroup, Inc.                                  COM         172967101    4,597,500     108,125           x**                 1
Coca Cola Co.                                    COM         191216100      494,250       9,000           x                   2
Dell Computer                                    COM         247025109   11,707,500     280,000           x**                 1
Walt Disney Co.                                  COM         254687106    5,226,000     201,000           x**                 1
Walt Disney Co.                                  COM         254687106      184,600       7,100           x                   2
Donaldson Lufkin & Jenrette                      COM         257661106    2,373,750      60,000           x**                 1
EMC Corporation                                  COM         268648102    4,282,500      60,000           x**                 1
Equity Residential Properties                SH BEN INT      29476L107      729,909      17,225           x                   2
Federal Home Loan Mortgage Corp.                 COM         313400301      790,400      15,200           x**                 1
Federal National Mortgage Association            COM         313586108    6,843,975     101,200           x**                 1
Federal National Mortgage Association            COM         313586108      858,819      13,700           x                   2
Financial Security Assurance Holdings, Ltd.      COM         31769P100  311,200,462   6,020,807           x                   3
First Data Corporation                           COM         319963104      502,369      11,450           x**                 1
First Industrial Realty Trust                    COM         32054K103      556,875      22,500           x                   2
General Electric Co.                             COM         369604103   12,604,750     108,000           x**                 1
General Electric Co.                             COM         369604103      948,500       8,000           x                   2
Gilette Company                                  COM         375766102    3,563,438     105,000           x**                 1
Hershey Foods Corp.                              COM         427866108      399,238       8,200           x**                 1
Highwoods Properties, Inc.                       COM         431284106      491,625      19,000           x                   2
Home Depot, Inc.                                 COM         437076102    2,031,800      29,600           x                   2
Indy Mac Mortgage Holdings, Inc.                 COM         44977L100      288,500      19,100           x**                 1
Intel Corp.                                      COM         458140100    9,140,438     123,000           x**                 1
Intel Corp.                                      COM         458140100      163,488       2,200           x                   2
Interstate Bakeries Corp.                        COM         46072H108    2,300,000     100,000           x**                 1
Intuit, Inc.                                     COM         461202103    1,078,172      12,300           x**                 1
Johnson & Johnson, Inc.                          COM         478160104      780,938       8,500           x                   2
Laclede Gas Co.                                  COM         505588103      193,375       8,500           x                   2
LaSalle Re Holdings Ltd.                         ORD         G5383Q101      252,525      18,200           x**                 1
Eli Lilly & Co.                                  COM         532457108    4,236,375      66,000           x**                 1
Loral Space & Communication                      COM         G56462107    1,976,563     115,000           x**                 1
MCN Energy Group, Inc.                           COM         55267J100      206,250      12,000           x                   2
Marsh & McLennan Cos., Inc.                      COM         571748102      561,700       8,200           x**                 1
Meditrust Corp.                             PAIRED CTF NEW   585011306      208,386      24,516           x                   2
Merry Land & Investment Company, Inc.            COM         590438107        8,938       1,625           x                   2
Microsoft Corp.                                  COM         594918104    8,150,625      90,000           x**                 1
News Corp. Ltd.                                ADR NEW       652487703      420,875      14,800           x**                 1
Nordstrom, Inc.                                  COM         655664100    2,700,000     100,000           x**                 1
PartnerRe Limited                                COM         G6852T105      490,800      12,400           x**                 1
Pfizer, Inc.                                     COM         717081103    2,152,500      60,000           x**                 1
Philip Morris Companies                          COM         718154107    2,758,931      80,700           x**                 1

Voting Authority (Shares)
-------------------------
Sole     Shared      None
----   ---------     ----
         190,969
          45,000
           7,750
          80,000
           7,000
          18,750
           1,000
          19,900
          24,000
             100
             252
          21,600
          90,000
           5,000
         103,125
           9,000
         280,000
         201,000
           7,100
          60,000
          60,000
          17,225
          15,200
         101,200
          13,700
       6,020,807
          11,450
          22,500
         108,000
           8,000
         105,000
           8,200
          19,000
          29,600
          19,100
         123,000
           2,200
         100,000
          12,300
           8,500
           8,500
          18,200
          66,000
         115,000
          12,000
           8,200
          24,516
           1,625
          90,000
          14,800
         100,000
          12,400
          60,000
          80,700

                      WHITE MOUNTAINS INSURANCE GROUP, INC.

                         FORM 13F for September 30, 1999

                                                                                                  Investment Discretion
                                                 Title        CUSIP     Fair Market   Number of   ---------------------
           Name of Issuer                      of class       Number       Value        Shares    Sole   Shared   Other   Managers*
------------------------------------------  --------------   ---------  -----------   ---------   ----   ------   -----   --------
Philip Morris Companies                         COM          718154107      341,675      10,000           X                   2
Safeskin Corp.                                  COM          786454108      517,781      83,000           X**                 1
Safeskin Corp.                                  COM          786454108      212,044      25,800           X                   2
San Juan Basin Royalty Trust                UNIT BEN INT     798241105    8,111,750     914,000           X                   2
Sara Lee Corp                                   COM          809111103      336,600      14,000           X                   2
Schering Plough Corp.                           COM          806605101    5,902,483     135,000           X**                 1
Schering Plough Corp.                           COM          806605101      641,288      14,700           X                   2
Shurgard Storage Centers, Inc.                  COM          82567D104      611,325      24,700           X                   2
Superior National Insurance Group, Inc.         COM          868224106      545,625      38,800           X**                 1
Terra Nova (Bermuda) Holdings Ltd.            ORD CLA        G87615103      577,111      18,070           X                   1
UnumProvident Corp.                             COM          91529Y106       94,818       3,221           X**                 1
Waddell & Reed Financial, Inc.                  CLA          930059100      563,563      25,400           X**                 1
WalMart Stores, Inc.                            COM          931142103    5,564,818     117,000           X**                 1
WalMart Stores, Inc.                            COM          931142103      133,175       2,800           X                   2
Wells Fargo & Co.                               COM          949746101    2,773,750      70,000           X**                 1
XL Capital Ltd.                                 CLA          G98255105      675,875      15,015           X**                 1

                                                                       ------------
GRAND TOTAL                                                            $465,453,698
                                                                       ============


                                                   Voting Authority (Shares)
                                             -------------------------------------
Name of Issuer                                  Sole          Shared       None
------------------------------------------   ----------     ----------  ----------
Philip Morris Companies                                        10,000
Safeskin Corp.                                                 69,000
Safeskin Corp.                                                 25,600
San Juan Basin Royalty Trust                                  914,000
Sara Lee Corp                                                  14,400
Schering Plough Corp.                                         135,300
Schering Plough Corp.                                          14,700
Shurgard Storage Centers, Inc.                                 24,700
Superior National Insurance Group, Inc.                        38,800
Terra Nova (Bermuda) Holdings Ltd.                             18,070
UnumProvident Corp.                                             3,221
Waddell & Reed Financial, Inc.                                 25,400
WalMart Stores, Inc.                                          117,000
WalMart Stores, Inc.                                            2,800
Wells Fargo & Co.                                              70,000
XL Capital Ltd.                                                15,014

*Managers
---------

1 = Folksamerica Holding Company, Inc.              (FORM 13F filed separately)
2 = White Mountains Properties, Inc.                (FORM 13F filed separately)
3 = White Mountains Services Corporation            (FORM 13F filed separately)

** Investment discretion shared with indirect wholly owned insurance subsidiaries

                                     Page 2